Equity (Statutory Equity & Income and Dividend Restrictions - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 14, 2014
American Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 6,115	$ 3,362
Statutory Accounting Practices, Prescribed Practice, Amount	1,800	2,800
Statutory net income (loss)	335	(36)	$ 631
Paid	0	0
MetLife Reinsurance Company of Vermont
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Prescribed Practice, Amount	6,000	6,000
MetLife's Domestic Captive Life Reinsurance Subsidiaries
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	5,000	5,200
Statutory net income (loss)	$ (336)	$ (320)	(612)
Principal U.S. Insurance Subsidiaries, Excluding American Life
Statutory Accounting Practices [Line Items]
Combined RBC ratio of the principal U.S. insurance subsidiaries, excluding American Life	in excess of 390%	in excess of 390%
MetLife Reinsurance Company of Delaware
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Prescribed Practice, Amount	$ 200	$ 75
Metropolitan Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	14,485	12,008
Statutory Accounting Practices, Prescribed Practice, Amount	1,200	2,300
Statutory net income (loss)	3,703	1,487	$ 369
In-kind dividend		113
Paid	1,489
Exeter Reassurance Company
Statutory Accounting Practices [Line Items]
Paid		155
MetLife Insurance Company Of Connecticut
Statutory Accounting Practices [Line Items]
Subsidiary cost of redemption and retirement of Common Stock				4,595,317
Subsidiary redemption and retirement of Common Stock				$ 1,400
MetLife Investors Group
Statutory Accounting Practices [Line Items]
Paid		$ 1,400
Other Foreign Operations, Excluding Japan
Statutory Accounting Practices [Line Items]
Statutory capital and surplus required	2,800
Statutory capital and surplus	$ 7,100
Japan
Statutory Accounting Practices [Line Items]
Adjusted capital	in excess of four times the 200% solvency margin ratio	in excess of four times the 200% solvency margin ratio